Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₨ 64,443
Capital work-in-progress	22,773		₨ 15,680
Assets reclassified as held for sale			(514)
Ending balance	70,601	$ 1,021	64,443
Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	132,915		156,542
Translation adjustment	594		1,387
Additions	15,106		15,745
Acquisition through business combinations			29
Disposals	(7,609)		(8,658)
Assets reclassified as held for sale			(32,130)
Ending balance	141,006		132,915
Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83,638		95,699
Translation adjustment	331		662
Depreciation	14,999		16,869
Disposals	(5,790)		(7,710)
Assets reclassified as held for sale			(21,882)
Ending balance	93,178		83,638
Land [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,637		3,814
Translation adjustment	(5)		28
Additions	65		2
Assets reclassified as held for sale			(207)
Ending balance	3,697		3,637
Buildings [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,145		27,581
Translation adjustment	(8)		265
Additions	2,684		1,197
Acquisition through business combinations			13
Disposals	(331)		(190)
Assets reclassified as held for sale			(3,721)
Ending balance	27,490		25,145
Buildings [member] | Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,824		6,361
Translation adjustment	8		49
Depreciation	1,034		1,023
Disposals	(151)		(70)
Assets reclassified as held for sale			(1,539)
Ending balance	6,715		5,824
Plant and machinery [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,222		108,967
Translation adjustment	613		904
Additions	10,402		11,767
Acquisition through business combinations			4
Disposals	(5,871)		(7,302)
Assets reclassified as held for sale			(27,118)
Ending balance	92,366		87,222
Plant and machinery [member] | Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,325		77,005
Translation adjustment	332		509
Depreciation	12,298		14,078
Disposals	(4,767)		(6,640)
Assets reclassified as held for sale			(19,627)
Ending balance	73,188		65,325
Furniture fixtures and equipment [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,772		15,748
Translation adjustment			188
Additions	1,951		1,776
Acquisition through business combinations			11
Disposals	(1,218)		(872)
Assets reclassified as held for sale			(1,079)
Ending balance	16,505		15,772
Furniture fixtures and equipment [member] | Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,983		11,968
Translation adjustment	(6)		104
Depreciation	1,363		1,381
Disposals	(747)		(758)
Assets reclassified as held for sale			(712)
Ending balance	12,593		11,983
Vehicles [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,139		432
Translation adjustment	(6)		2
Additions	4		1,003
Acquisition through business combinations			1
Disposals	(189)		(294)
Assets reclassified as held for sale			(5)
Ending balance	948		1,139
Vehicles [member] | Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	506		365
Translation adjustment	(3)
Depreciation	304		387
Disposals	(125)		(242)
Assets reclassified as held for sale			(4)
Ending balance	₨ 682		₨ 506